Other Assets - Summary of Other Assets (Parenthetical) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Detailed Information About Other Assets [Line Items]
Project asset	[1]	$ 161	$ 161
Equity earnings from associates and joint ventures		(3)	0
Equity earnings from associates and joint ventures		1
Impairment of investment in associates and joint ventures		$ 4	0
Senior Secured Notes Maturing on October 15, 2027 [Member]
Detailed Information About Other Assets [Line Items]
Borrowings interest rate		9.00%
Top Of Range [Member]
Detailed Information About Other Assets [Line Items]
Equity earnings from associates and joint ventures			$ 1

[1]	Project asset of $161 million relates to an international ES project in EH that is currently involved in arbitration proceedings. See the “Legal Proceedings” section of Note 32 for further details.